Note 12 - Income Taxes (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Applicable tax rate	27.00%	26.00%	26.00%
CANADA
Statement Line Items [Line Items]
Operating loss carryforwards	$ 17,858,501	$ 15,706,045
MEXICO
Statement Line Items [Line Items]
Operating loss carryforwards	$ 15,173,872	$ 16,378,174
British Columbia [member]
Statement Line Items [Line Items]
Applicable tax rate	12.00%	11.00%
Federal and Provincial British Columbia [member]
Statement Line Items [Line Items]
Applicable tax rate	27.00%	26.00%